Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Purchase obligations
	2014	2015	Total

Drillships shipbuilding contracts	$417,609	810,100	$1,227,709
Total obligations	$417,609	810,100	$1,227,709